Discontinued Operations - Summary of Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ 7,867	$ 5,778	$ (5,345)
Cab structures | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	20,078	7,126	1,873
Industrial Automation | Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ (12,211)	$ (1,348)	$ (7,218)